Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified			9 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 21, 2010 Adele Shipping Co (Hull 1068A), Bastian Shipping Co (Hull 1069A) Cadence Shipping Co (Hull 1070A) [Member]	Jan. 28, 2011 Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]	Apr. 20, 2011 Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]	Jun. 30, 2012 Ten newbuild vessels [Member]	Dec. 31, 2011 Ten newbuild vessels [Member]
Capacity of Vessels			9,000	9,000	8,800
Vessels under construction cost			$ 95,080			$ 953,740
Contracted time charter period			10 years	10 years
Daily time charter rate			43
Expected delivery			Q4 2013, Q1 2014	Q4 2012	Q1, Q2, Q3 2013
Line of Credit Facility Initiation Date			January 14, 2011
Advances for vessel acquisitions	217,569	148,373				217,569	148,373
Number of contracted acquisitions			3	2	5
Pre-delivery installments	209,981	143,131				209,981	143,131
Pre-delivery installments paid during the reporting period						$ 66,850